Organization - Additional Information (Detail)	Dec. 31, 2016 USD ($)
Minimum [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Required interest in the equity of each Partnership	1.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value of limited partner	$ 0
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net asset value of limited partner	$ 0